Investments in associates - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / BBL	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of associates [line items]
Purchase of interests in associates	$ 56,706	$ 3,287	$ 2,176
Property, plant and equipment	$ 5,543,032	2,805,983
Capacity of crude oil awarded under contract | $ / BBL	50,000
Equity	$ 2,511,594	$ 1,621,213	$ 1,247,015	$ 844,060
VMOS S.A. [Member]
Disclosure of associates [line items]
Property, plant and equipment	$ 3,000,000
Proportion of ownership interest in associate	10.20%	14.10%
Equity	$ 301,010	$ 85
Profit (loss) from continuing operations	$ 51,366
YPF, Pampa Energa S.A. and Pan American Sur S.A [Member]
Disclosure of associates [line items]
Capacity of crude oil for transportation | $ / BBL	550,000
Increase in capacity of crude oil for transportation | $ / BBL	700,000
Proportion of ownership interest in associate	10.20%